Offerings - Offering: 1	Nov. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	1,732,101
Proposed Maximum Offering Price per Unit	7.98
Maximum Aggregate Offering Price	$ 13,822,165.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,908.84
Offering Note	(1) Consists of 1,732,101 shares of the registrant's common stock, by the selling shareholders named in the prospectus contained herein. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant's common stock on November 17, 2025, as reported on Nasdaq. (3) Calculated pursuant to Section 6(b) of the Securities Act.